Segment reporting	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2

Segment reporting
UBS

AG’s

businesses

are

organized

globally

into

four

business
divisions:

Global

Wealth

Management,

Personal

&
  Corporate
Banking,

Asset Management

and the

Investment Bank.

All four
business divisions

are supported

by Group

Functions and

qualify
as

reportable

segments

for

the

purpose

of

segment

reporting.
Together

with

Group

Functions

they

reflect

the

management
structure of UBS AG.

›

Refer to “Note 2 Segment reporting” in the

“Consolidated
financial statements” section of the

Annual Report 2020 for
more information about UBS AG’s reporting segments
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS AG
For the six months ended 30 June 2021
Net interest income

2,023 1,039 (7) 244 (103) 3,196
Non-interest income 7,582 1,063 1,310 4,479 167 14,603
Income 9,606 2,103 1,303 4,724 64 17,798
Credit loss (expense) / release 16 69 0 23 (1) 108
Total operating income

9,622 2,172 1,303 4,747 63 17,906
Total operating expenses 6,958 1,286 822 3,698 511 13,274
Operating profit / (loss) before tax 2,664 886 481 1,049 (448) 4,632
Tax expense / (benefit)

1,001
Net profit / (loss) 3,631
As of 30 June 2021
Total assets 375,076 222,013 29,027 344,069 115,675 1,085,861
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS AG
For the six months ended 30 June 2020
Net interest income 2,054 1,029 (9) 3 (387) 2,689
Non-interest income 6,553 886 1,048 4,906 (20) 13,372
Income 8,607 1,914 1,038 4,909 (407) 16,061
Credit loss (expense) / release (117) (187) 0 (200) (35) (540)
Total operating income

8,489 1,727 1,038 4,709 (443) 15,521
Total operating expenses 6,421 1,155 724 3,419 478 12,197
Operating profit / (loss) before tax 2,068 573 314 1,290 (921) 3,324
Tax expense / (benefit)

703
Net profit / (loss) 2,621
As of 31 December 2020
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327